Convertible Debt (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Convertible Debt [Abstract]
Schedule of Convertible Debt
Details of the Convertible Debt are as follows:
	Twelve months ended December 31, 2018	Eleven months ended December 31, 2017
Convertible Debt – beginning of period	$49,067	$42,154
Transition to IFRS 9 (Note 2)	1,346	-
Convertible Debt – adjusted beginning of period	50,413	42,154
Change due to modification (Note 7)	3,142	-
Accretion and capitalized interest	3,429	6,913
Convertible Debt – end of period	56,984	49,067
Less current portion	(56,984)	(49,067)
Non-current portion	$-	$-